Related Pary Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions

Gores Radio Holdings

We have a related party relationship with Gores, our ultimate parent company. In connection with our Refinancing, Gores created a holding company which owns approximately 76.4% of our equity, after giving effect to Gores' purchase of 769 shares of common stock for $5,000 on September 7, 2010 and purchase of 1,186 shares of common stock for $10,000 on February 28, 2011, (see Note 20 - Subsequent Event). Gores also holds $10,222 (including PIK interest) of our Senior Notes because it purchased debt from certain of our former debt holders who did not wish to participate in the issuance of the Senior Notes on April 23, 2009 in connection with our Refinancing. Such debt is classified as Due to Gores on our balance sheet.

We recorded fees related to consultancy and advisory services rendered by, and incurred on behalf of, Gores and Glendon Partners, an operating group affiliated with Gores, as follows:

	Successor Company		Predecessoe Company
	Year Ended December 31, 2010	For the Period April 24 to December 31, 2009	For the Period January 1 to April 23, 2009	Year Ended December 31, 2008
Gores and Glendon fees (1)	$994	$810	$984	$250
Reimbursement of legal fees	15	386	1,533	—
Reimbursement of letter-of-credit fees (2)	251	—	—	—
Interest on loan	1,575	1,225	—	—
	$2,835	$2,421	$2,517	$250

(1)
These fees consist of payments for professional services rendered by various members of Gores and Glendon to us in the areas of operational improvement, tax, finance, accounting, legal and insurance/risk management.

(2)	Reimbursement of a standby letter-of-credit fee incurred and paid by Gores in connection with its guarantee of the revolving credit facility with Wells Fargo, included in interest expense.

POP Radio

We also have a related party relationship, including a sales representation agreement, with our investee, POP Radio, L.P. (“POP Radio”). We recorded fees as follows:

	Successor Company		Predecessor Company
	Year Ended December 31, 2010	For the Period April 24 to December 31, 2009	For the Period January 1 to April 23, 2009	Year Ended December 31, 2008
Program commission expense	$1,641	$913	$416	$2,050

CBS Radio

On March 3, 2008, we closed the new Master Agreement with CBS Radio, which documents a long-term distribution arrangement through March 31, 2017. As part of the new arrangement, CBS Radio agreed to broadcast certain of our local/regional and national commercial inventory through March 31, 2017 in exchange for certain programming and/or cash compensation. Additionally, the News Programming Agreement, the Technical Services Agreement and the Trademark License Agreement were amended and restated and extended through March 31, 2017. The previous Management Agreement and Representation Agreement were cancelled on March 3, 2008 and $16,300 of compensation previously paid to CBS Radio under those agreements was added to the maximum potential compensation CBS Radio affiliate stations could earn pursuant to their affiliations with us. In addition, all warrants previously granted to CBS Radio were cancelled on March 3, 2008.
Expenses incurred for the Representation Agreement and programming and affiliate arrangements are included as a component of operating costs in the accompanying Consolidated Statement of Operations. Expenses incurred for the Management Agreement (excluding warrant amortization) and amortization of the warrants granted to CBS Radio under the Management Agreement are included as a component of corporate general and administrative expenses and depreciation and amortization, respectively, in the accompanying Consolidated Statement of Operations. The expense incurred upon closing of the Master Agreement is included as a component of special charges in the accompanying Consolidated Statement of Operations. The description and amounts regarding related party transactions set forth in these consolidated financial statements and related notes, also reflect transactions between us and Viacom. Viacom is an affiliate of CBS Radio, as National Amusements, Inc. beneficially owns a majority of the voting power of all classes of common stock of each of CBS Corporation and Viacom. As a result of the Charter Amendments approved on August 3, 2009, CBS Radio, which previously owned approximately 15.8% of our common stock, now owns less than 1% of our common stock. As a result of this change in ownership and the fact that CBS Radio ceased to manage us in March 2008, we no longer consider CBS Radio to be a related party effective as of August 3, 2009 and are no longer recording payments to CBS as related party expenses or amounts due to related parties effective August 3, 2009.

We incurred the following expenses as a result of transactions with CBS Radio or its affiliates in the following periods for which CBS Radio was a related party:

	Successor Company	Predecessor Company
	For the Period April 24 to December 31, 2009	For the Period January 1 to April 23, 2009	Year Ended December 31, 2008
Programming and affiliate arrangements	$13,877	$20,884	$57,609
News agreement	3,623	4,107	—
Representation agreement	—	—	15,440
Management agreement (excluding warrant amortization)	—	—	610
Warrant amortization	—	—	1,618
Payment upon closing of Master Agreement	—	—	5,000
	$17,500	$24,991	$73,049

Summary of related party expense by expense category:

	Successor Company		Predecessoe Company
	Year Ended December 31, 2010	For the Period April 24 to December 31, 2009	For the Period January 1 to April 23, 2009	Year Ended December 31, 2008
Operating costs	$1,641	$18,413	$25,407	$75,099
Depreciation and amortization	—	—	—	1,618
Corporate, general and administrative	—	—	—	610
Special charges	1,009	1,196	2,517	5,250
Interest expense	1,826	1,225	—	—
	$4,476	$20,834	$27,924	$82,577